UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010

Item 1: Report to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2010

Munder Healthcare Fund
Class Y, A, B, C, K & R Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munder.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR SHAREHOLDER:
As you know, the Board of Trustees has approved the merger of the Munder Healthcare Fund with and into the Munder Growth Opportunities Fund, subject to shareholder approval. By now, you should have received a Proxy Statement/Prospectus describing in detail the terms of the proposed merger and seeking your vote. If you have voted, we thank you. If you have not voted, you will likely be contacted by telephone by a professional proxy solicitor. While we recognize that most people would rather not be contacted by telephone, we also know that without the use of a telephone solicitation we would likely not be able to hold a legally valid meeting; that is, not enough shareholders would bother to vote at all. We therefore appreciate your understanding in this matter.
On the following pages, you will find information relating to the Fund’s operations during the six-month period ended December 31, 2010. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com.
As for the market environment during the period, the relative strength of the equity and fixed income markets during the last six months of 2010 provided a sharp contrast to their performance during the first half of the year. From January through June, the broad stock market, as measured by the S&P 500® Index, posted a -6.65% return, contrasted to the positive return of 5.33% for the fixed income market, as measured by the Barclays Capital U.S. Aggregate Bond Index, a commonly used benchmark for the broad U.S. fixed income market. For the last half of 2010, however, the S&P 500® Index moved into positive territory, generating a strong 23.27% return. The Barclays Capital Index posted a significantly lower return of 1.15%.
Given two strong back-to-back quarters in the stock market, most U.S. stock market indices posted double-digit returns for the six months ended December 31, 2010. According to both the S&P and Russell families of indices, large-cap stocks lagged small-and mid-cap stocks for the six-month time period, while growth stocks outperformed value stocks across all capitalization ranges of the stock market. International equity markets exhibited strong performance as well, with the MSCI All Country World Index ex U.S. (net dividends), which measures the equity market performance of developed and emerging markets excluding the United States, posting a 24.98% return for the six-month time period.
As noted above, the fixed income market did not fare as well as the equity market during the six months ended December 31, 2010. While most fixed income market indices had a positive return during the three months spanning July through September, a rise in longer-term interest rates pushed many bond market indices into negative territory during the fourth quarter of 2010, with the Barclays Capital U.S. Aggregate Bond Index posting a -1.30% return for the quarter. Among investment-grade securities in the Barclays Aggregate Index, lower quality earned a higher return for the six-month period, with AAA bonds posting a 0.55% return, compared to the 4.12% return for bonds with a BBB rating. As was true for the Barclays Capital U.S. Aggregate Bond Index, the Barclays Capital Municipal Index posted a positive return for the third quarter of 2010 and a negative return for the fourth quarter, resulting in a -0.90% return for the six-month time period.
In both our equity and fixed income mutual funds, we continue to adhere to investment processes based on fundamentals. All funds have appropriate risk controls in place to help us identify and measure the sources of risk relative to the appropriate benchmark. Our goal is to generate competitive returns over time, while paying careful attention to the risk taken in achieving those returns.

Thank you for your confidence in the Munder Funds. We value the opportunity to work with you toward meeting your investment goals.
Very truly yours,

James V. FitzGerald
President and Principal Executive Officer, The Munder Funds
President and Chief Operating Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus and summary prospectus. To obtain more information, please call 1-800-468-6337 or visit www.munder.com. Please read the prospectus and summary prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in health care-related securities, particularly within the pharmaceuticals industry, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2010. The following pie chart illustrates the Fund’s investment allocation. A complete list of holdings as of December 31, 2010 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 468-6337.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2010. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Manager: Michael Gura

While the heath care sector of the stock market, as represented by the S&P North American Health Care Sector Indextm, had a double-digit return of 13.84% for the six months ended December 31, 2010, it lagged behind the 23.27% return for the broader stock market, as measured by the S&P 500® Index. Although the Fund also generated a double-digit return, posting 12.55%, it lagged its benchmark and the 15.37% median return for its Lipper health/biotechnology universe for the six-month time period.

In terms of sector weightings, the positive impact of an underweight of the Fund’s pharmaceutical holdings was offset by the negative impact of an overweight in both the health care services and health care facilities segments of the Fund. In terms of holdings within sectors, the life sciences tools & services, health care equipment and health care supplies segments of the Fund had a positive impact on relative performance, while the pharmaceuticals segment had a negative impact on relative returns.

An underweight in Pfizer, Inc. (5.1% of the Fund) and an overweight in Hospira, Inc. (0.8%) had a negative impact on the relative performance of the Fund’s pharmaceuticals segment. In addition, the performance of the segment was negatively impacted by the lack of a position in King Pharmaceuticals, Inc., a stock that is represented in the Fund’s benchmark and whose stock price rose by 85% during the six months ended December 31, 2010.

Turning to the factors that had a positive impact on the Fund’s relative performance, overweights in Bruker Corporation (0.5%) and Mettler-Toledo International, Inc. (0.8%) contributed positively to the relative strength of the Fund’s life sciences tools & services holdings. The relative performance of the Fund’s health care equipment segment benefited from an underweighted position in Intuitive Surgical, Inc. (0.4%) and an overweight in Varian Medical Systems, Inc. (1.2%). An overweight in The Cooper Cos. Inc. (0.7%), which was up 41.6% for the six-month time period, was responsible for the relative strength of the Fund’s health care supplies segment.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P North American Health Care Sector Indextm is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded securities in the health care sector. The S&P 500® Index is a widely recognized capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/biotechnology funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	7/1/10	12/31/10	7/1/10-12/31/10*	Ratio

Actual
Class Y	$1,000.00	$1,125.50	$11.14	2.08%
Class A	$1,000.00	$1,124.20	$12.96	2.42%
Class B	$1,000.00	$1,119.61	$16.88	3.16%
Class C	$1,000.00	$1,119.74	$16.94	3.17%
Class K	$1,000.00	$1,123.91	$13.01	2.43%
Class R	$1,000.00	$1,122.85	$14.45	2.70%
Hypothetical
Class Y	$1,000.00	$1,014.72	$10.56	2.08%
Class A	$1,000.00	$1,013.01	$12.28	2.42%
Class B	$1,000.00	$1,009.28	$16.00	3.16%
Class C	$1,000.00	$1,009.23	$16.05	3.17%
Class K	$1,000.00	$1,012.96	$12.33	2.43%
Class R	$1,000.00	$1,011.59	$13.69	2.70%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Portfolio of Investments, December 31, 2010 (Unaudited)

Shares		Value(a)

COMMON STOCKS — 99.0%
Health Care — 99.0%
Biotechnology — 17.0%
4,350	Alexion Pharmaceuticals Inc †	$350,393
34,015	Amgen Inc †	1,867,423
14,465	Biogen Idec Inc †	969,878
23,090	Celgene Corp †	1,365,543
6,805	Cephalon Inc †	420,005
5,670	Dendreon Corp †	197,996
7,175	Genzyme Corp †	510,860
39,380	Gilead Sciences Inc †	1,427,131
3,810	Human Genome Sciences Inc †	91,021
1,860	United Therapeutics Corp †	117,589
8,505	Vertex Pharmaceuticals Inc †	297,930

		7,615,769

Health Care Distributors — 3.9%
14,915	AmerisourceBergen Corp	508,900
11,350	Cardinal Health Inc	434,819
11,575	McKesson Corp	814,648

		1,758,367

Health Care Equipment — 18.5%
27,975	Baxter International Inc	1,416,094
7,805	Becton Dickinson and Co	659,679
56,305	Boston Scientific Corp †	426,229
3,780	CR Bard Inc	346,891
1,445	Edwards Lifesciences Corp †	116,814
8,125	Hill-Rom Holdings Inc	319,881
3,315	IDEXX Laboratories Inc †	229,464
645	Intuitive Surgical Inc †	166,249
8,870	Kinetic Concepts Inc †	371,476
37,135	Medtronic Inc	1,377,337
6,610	ResMed Inc †	228,970
3,295	Sirona Dental Systems Inc †	137,665
19,065	St Jude Medical Inc †	815,029
15,335	Stryker Corp	823,489
7,880	Varian Medical Systems Inc †	545,926
5,685	Zimmer Holdings Inc †	305,171

		8,286,364

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2010 (Unaudited) (continued)

Shares		Value(a)

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Facilities — 1.5%
51,205	Health Management Associates Inc, Class A †	$488,496
4,865	Universal Health Services Inc, Class B	211,238

		699,734

Health Care Services — 9.3%
7,810	Catalyst Health Solutions Inc †	363,087
3,765	Emergency Medical Services Corp, Class A †	243,257
26,260	Express Scripts Inc †	1,419,353
1,250	HMS Holdings Corp †	80,962
6,215	Laboratory Corp of America Holdings †	546,423
22,215	Medco Health Solutions Inc †	1,361,113
2,810	Quest Diagnostics Inc/DE	151,656

		4,165,851

Health Care Supplies — 0.7%
5,355	Cooper Cos Inc/The	301,701

Health Care Technology — 0.7%
3,135	Cerner Corp †	297,010

Life Sciences Tools & Services — 6.0%
13,765	Bruker Corp †	228,499
5,095	Illumina Inc †	322,717
6,065	Life Technologies Corp †	336,608
2,430	Mettler-Toledo International Inc †	367,440
17,195	Thermo Fisher Scientific Inc †	951,915
5,980	Waters Corp †	464,706

		2,671,885

Managed Health Care — 8.7%
11,915	Aetna Inc	363,527
10,360	CIGNA Corp	379,798
8,925	Humana Inc †	488,554
50,107	UnitedHealth Group Inc	1,809,364
15,070	WellPoint Inc †	856,880

		3,898,123

Pharmaceuticals — 32.7%
43,420	Abbott Laboratories	2,080,252
12,815	Allergan Inc/United States	880,006
64,570	Bristol-Myers Squibb Co	1,709,814
42,535	Eli Lilly & Co	1,490,426

See Notes to Financial Statements.

Shares		Value(a)

Health Care (Continued)
Pharmaceuticals (Continued)
4,565	Endo Pharmaceuticals Holdings Inc †	$163,016
7,220	Forest Laboratories Inc †	230,896
6,210	Hospira Inc †	345,835
34,075	Johnson & Johnson	2,107,539
61,326	Merck & Co Inc	2,210,189
5,930	Perrigo Co	375,547
129,452	Pfizer Inc	2,266,704
2,635	Salix Pharmaceuticals Ltd †	123,740
4,670	Teva Pharmaceutical Industries Ltd, ADR	243,447
7,980	Watson Pharmaceuticals Inc †	412,167

		14,639,578

TOTAL COMMON STOCKS
(Cost $38,344,342)		44,334,382

INVESTMENT COMPANY — 5.0%
(Cost $2,265,001)
2,265,001	State Street Institutional Liquid Reserves Fund	2,265,001

TOTAL INVESTMENTS
(Cost $40,609,343)	104.0%	46,599,383
OTHER ASSETS AND LIABILITIES (Net)	(4.0)	(1,806,799)

NET ASSETS	100.0%	$44,792,584

†	Non-income producing security.

(a)	As of December 31, 2010, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see Notes to Financial Statements, Note 2).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2010 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$46,599,383
Dividends receivable	41,435
Receivable for Fund shares sold	33,460
Prepaid expenses and other assets	63,630

Total Assets	46,737,908

LIABILITIES:
Payable for Fund shares redeemed	1,699,273
Trustees’ fees and expenses payable	142,480
Transfer agency/record keeping fees payable	52,059
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	17,629
Administration fees payable	7,476
Custody fees payable	2,515
Investment advisory fees payable	1,019
Shareholder servicing fees payable — Class K Shares	16
Accrued expenses and other payables	22,857

Total Liabilities	1,945,324

NET ASSETS	$44,792,584

Investments, at cost	$40,609,343

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(241,008)
Accumulated net realized loss on investments sold	(128,773,013)
Net unrealized appreciation of investments	5,990,040
Par value	1,885
Paid-in capital	167,814,680

$44,792,584

NET ASSETS:
Class Y Shares	$1,352,570

Class A Shares	$30,326,532

Class B Shares	$3,099,132

Class C Shares	$9,881,886

Class K Shares	$57,682

Class R Shares	$74,782

SHARES OUTSTANDING:
Class Y Shares	53,358

Class A Shares	1,237,412

Class B Shares	140,391

Class C Shares	448,094

Class K Shares	2,357

Class R Shares	3,102

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$25.35

CLASS A SHARES:
Net asset value and redemption price per share	$24.51

Maximum sales charge	5.50%
Maximum offering price per share	$25.94

CLASS B SHARES:
Net asset value and offering price per share*	$22.08

CLASS C SHARES:
Net asset value and offering price per share*	$22.05

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$24.47

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$24.11

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$448,445

Total Investment Income	448,445

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	38,192
Class B Shares	16,847
Class C Shares	50,199
Class R Shares	157
Shareholder servicing fees:
Class K Shares	69
Investment advisory fees	188,423
Transfer agency/record keeping fees	113,732
Trustees’ fees and expenses	46,479
Administration fees	44,362
Printing and mailing fees	40,720
Registration and filing fees	37,780
Custody fees	14,524
Legal and audit fees	14,489
Other	9,037

Total Expenses	615,010

NET INVESTMENT LOSS	(166,565)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	1,009,712
Net change in unrealized appreciation/(depreciation) of securities	4,521,397

Net realized and unrealized gain on investments	5,531,109

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,364,544

(a)	Net of foreign withholding taxes of $989.

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010

Net investment loss	$(166,565)	$(498,799)
Net realized gain from security transactions	1,009,712	1,883,881
Net change in net unrealized appreciation/(depreciation) of securities	4,521,397	2,340,751

Net increase in net assets resulting from operations	5,364,544	3,725,833
Net increase/(decrease) in net assets from Fund share transactions:
Class Y Shares	(2,115,409)	515,127
Class A Shares	(2,956,300)	(6,608,764)
Class B Shares	(1,217,915)	(2,809,662)
Class C Shares	(1,431,160)	(2,036,199)
Class K Shares	—	(27,307)
Class R Shares	15,876	3,083

Net decrease in net assets	(2,340,364)	(7,237,889)
NET ASSETS:
Beginning of period	47,132,948	54,370,837

End of period	$44,792,584	$47,132,948

Accumulated net investment loss	$(241,008)	$(74,443)

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010

Amount
Class Y Shares:
Sold	$39,812	$966,078
Redeemed	(2,155,221)	(450,951)

Net increase/(decrease)	$(2,115,409)	$515,127

Class A Shares:
Sold*	$1,151,099	$2,373,893
Redeemed	(4,107,399)	(8,982,657)

Net decrease	$(2,956,300)	$(6,608,764)

Class B Shares:
Sold	$25,839	$141,884
Redeemed*	(1,243,754)	(2,951,546)

Net decrease	$(1,217,915)	$(2,809,662)

Class C Shares:
Sold	$54,814	$211,724
Redeemed	(1,485,974)	(2,247,923)

Net decrease	$(1,431,160)	$(2,036,199)

Class K Shares:
Redeemed	$—	$(27,307)

Net decrease	$—	$(27,307)

Class R Shares:
Sold	$22,395	$36,398
Redeemed	(6,519)	(33,315)

Net increase	$15,876	$3,083

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010

Shares
Class Y Shares:
Sold	1,647	41,323
Redeemed	(86,504)	(18,728)

Net increase/(decrease)	(84,857)	22,595

Class A Shares:
Sold*	50,929	103,241
Redeemed	(177,050)	(391,328)

Net decrease	(126,121)	(288,087)

Class B Shares:
Sold	1,271	6,615
Redeemed*	(61,111)	(141,819)

Net decrease	(59,840)	(135,204)

Class C Shares:
Sold	2,589	9,692
Redeemed	(72,454)	(107,342)

Net decrease	(69,865)	(97,650)

Class K Shares:
Redeemed	—	(1,231)

Net decrease	—	(1,231)

Class R Shares:
Sold	982	1,614
Redeemed	(283)	(1,376)

Net increase	699	238

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/10(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/10(b)	6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$22.55		$21.21	$24.82	$27.43	$24.13	$24.26

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.11)	(0.04)	(0.10)	(0.08)	(0.14)
Net realized and unrealized gain/(loss) on investments	2.82		1.45	(3.57)	(2.51)	3.38	(0.01)

Total from investment operations	2.80		1.34	(3.61)	(2.61)	3.30	(0.15)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	—	—	0.02

Net asset value, end of period	$25.35		$22.55	$21.21	$24.82	$27.43	$24.13

Total return(d)	12.55%		6.32%	(14.54)%	(9.52)%	13.68%	(0.58	)%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,353		$3,116	$2,452	$3,792	$12,011	$10,779
Ratio of operating expenses to average net assets	2.08	%(f)	2.09%	2.02%	1.75%	1.78%	1.58%
Ratio of net investment loss to average net assets	(0.17	)%(f)	(0.44)%	(0.16)%	(0.37)%	(0.30)%	(0.56)%
Portfolio turnover rate	11%		89%	36%	17%	30%	47%
Ratio of operating expenses to average net assets without expense reimbursements	2.08	%(f)	2.09%	2.02%	1.75%	1.78%	1.58%

(a)	Class Y Shares and Class A Shares of the Fund commenced operations on December 31, 1996 and February 14, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (0.66)% for Class Y Shares and (0.88)% for Class A Shares.

(f)	Annualized.

See Notes to Financial Statements.

A Shares
Period Ended		Year	Year	Year	Year	Year
12/31/10(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/10(b)	6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)

$21.82		$20.58	$24.14	$26.75	$23.59	$23.78

(0.06)		(0.16)	(0.09)	(0.14)	(0.14)	(0.20)

2.75		1.40	(3.47)	(2.47)	3.30	(0.01)

2.69		1.24	(3.56)	(2.61)	3.16	(0.21)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

—		—	—	—	—	0.02

$24.51		$21.82	$20.58	$24.14	$26.75	$23.59

12.42%		6.03%	(14.75)%	(9.76)%	13.40%	(0.80	)%(e)

$30,327		$29,754	$33,986	$44,281	$64,488	$71,711

2.42	%(f)	2.35%	2.28%	1.99%	2.03%	1.83%

(0.51	)%(f)	(0.69)%	(0.41)%	(0.53)%	(0.55)%	(0.81)%
11%		89%	36%	17%	30%	47%

2.42	%(f)	2.35%	2.28%	1.99%	2.03%	1.83%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	B Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/10(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/10(b)	6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$19.73		$18.74	$22.16	$24.74	$21.98	$22.32

Income/(loss) from investment operations:
Net investment loss	(0.13)		(0.30)	(0.23)	(0.31)	(0.31)	(0.37)
Net realized and unrealized gain/(loss) on investments	2.48		1.29	(3.19)	(2.27)	3.07	0.01

Total from investment operations	2.35		0.99	(3.42)	(2.58)	2.76	(0.36)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	—	—	0.02

Net asset value, end of period	$22.08		$19.73	$18.74	$22.16	$24.74	$21.98

Total return(d)	11.96%		5.28%	(15.43)%	(10.43)%	12.56%	(1.52	)%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,099		$3,950	$6,288	$13,425	$19,155	$43,131
Ratio of operating expenses to average net assets	3.16	%(f)	3.11%	3.03%	2.74%	2.77%	2.58%
Ratio of net investment loss to average net assets	(1.28	)%(f)	(1.43)%	(1.16)%	(1.28)%	(1.31)%	(1.58)%
Portfolio turnover rate	11%		89%	36%	17%	30%	47%
Ratio of operating expenses to average net assets without expense reimbursements	3.16	%(f)	3.11%	3.03%	2.74%	2.77%	2.58%

(a)	Class B Shares and Class C Shares of the Fund commenced operations on January 31, 1997 and January 13, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (1.61)% for Class B Share and (1.61)% for Class C Shares.

(f)	Annualized.

See Notes to Financial Statements.

C Shares
Period Ended		Year	Year	Year	Year	Year
12/31/10(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/10(b)	6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)

$19.71		$18.73	$22.14	$24.71	$21.96	$22.30

(0.13)		(0.30)	(0.23)	(0.31)	(0.31)	(0.36)

2.47		1.28	(3.18)	(2.26)	3.06	0.00	(c)

2.34		0.98	(3.41)	(2.57)	2.75	(0.36)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

—		—	—	—	—	0.02

$22.05		$19.71	$18.73	$22.14	$24.71	$21.96

11.97%		5.23%	(15.40)%	(10.40)%	12.52%	(1.52	)%(e)

$9,882		$10,209	$11,528	$16,709	$24,170	$30,948

3.17	%(f)	3.10%	3.03%	2.74%	2.77%	2.58%

(1.27	)%(f)	(1.44)%	(1.16)%	(1.28)%	(1.30)%	(1.57)%
11%		89%	36%	17%	30%	47%

3.17	%(f)	3.10%	3.03%	2.74%	2.77%	2.58%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/10(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/10(b)	6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$21.79		$20.55	$24.11	$26.71	$23.55	$23.75

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.15)	(0.09)	(0.14)	(0.14)	(0.20)
Net realized and unrealized gain/(loss) on investments	2.74		1.39	(3.47)	(2.46)	3.30	(0.02)

Total from investment operations	2.68		1.24	(3.56)	(2.60)	3.16	(0.22)

Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Voluntary contribution from Advisor	—		—	—	—	—	0.02

Net asset value, end of period	$24.47		$21.79	$20.55	$24.11	$26.71	$23.55

Total return(d)	12.39%		6.03%	(14.77)%	(9.73)%	13.42%	(0.84	)%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58		$51	$74	$86	$96	$85
Ratio of operating expenses to average net assets	2.43	%(f)	2.36%	2.28%	1.98%	2.03%	1.84%
Ratio of net investment loss to average net assets	(0.53	)%(f)	(0.66)%	(0.41)%	(0.53)%	(0.54)%	(0.82)%
Portfolio turnover rate	11%		89%	36%	17%	30%	47%
Ratio of operating expenses to average net assets without expense reimbursements	2.43	%(f)	2.36%	2.28%	1.98%	2.03%	1.84%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on April 1, 1997 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (0.93)% for Class K Shares and (1.14)% for Class R Shares.

(f)	Annualized.

See Notes to Financial Statements.

R Shares
Period Ended		Year	Year	Year	Year	Year
12/31/10(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/10(b)	6/30/09(b)	6/30/08(b)	6/30/07(b)	6/30/06(b)

$21.49		$20.32	$23.90	$26.55	$23.48	$23.73

(0.09)		(0.21)	(0.14)	(0.20)	(0.20)	(0.26)

2.71		1.38	(3.44)	(2.45)	3.27	(0.01)

2.62		1.17	(3.58)	(2.65)	3.07	(0.27)

—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

—		—	—	—	—	0.02

$24.11		$21.49	$20.32	$23.90	$26.55	$23.48

12.28%		5.76%	(14.98)%	(9.98)%	13.07%	(1.05	)%(e)

$75		$52	$44	$25	$15	$6

2.70	%(f)	2.60%	2.53%	2.24%	2.30%	2.09%

(0.78	)%(f)	(0.94)%	(0.69)%	(0.79)%	(0.79)%	(1.07)%
11%		89%	36%	17%	30%	47%

2.70	%(f)	2.60%	2.53%	2.24%	2.30%	2.09%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2010 (Unaudited)

1.	Organization

As of December 31, 2010, the Munder Funds consisted of 15 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MST II”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), the only series of MST II. Financial statements for the other Munder Funds are presented in separate reports.

MST II is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s investment objective is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

The Board of Trustees has approved the reorganization of the Fund with and into the Munder Growth Opportunities Fund, a separate series of MST, subject to approval by shareholders.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$46,599,383
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$46,599,383

The level of input used to value each security is identified in the Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector and sub-industry.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income, if any, is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities, if any, are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated

Munder Healthcare Fund
 Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2010.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2007.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, at an annual rate of 0.80% on the first $250 million of its average daily net assets; and 0.75% on average daily net assets in excess of $250 million. During the period ended December 31, 2010, the Fund paid an annual effective rate of 0.80% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an asset-based fee plus a fixed annual financial reporting fee of $8,800. The asset-based portion of the fee, which is based on the average daily net assets of the Fund, is computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

For the period ended December 31, 2010, the Advisor earned $44,362 before payment of sub-administration fees and $28,903 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2010, the Fund paid an annual effective rate of 0.1884% for administrative services.

During the period ended December 31, 2010, each Trustee of MST and MST II was paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also received an annual retainer of $6,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or

Munder Healthcare Fund
 Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

more mutual funds, which include the Munder Funds, selected by the Trustee. Amounts deferred are not, however, actually invested in shares of any funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2010, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST or MST II.

4.	Distribution and Service Plan

The Munder Funds have adopted a Distribution and Service Plan (the “Plan”) with respect to all classes of shares, except Class Y Shares. The Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares, provides for payments, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In each case, 0.25% of the Fund’s average daily net assets may be used to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) for providing shareholder services. The remaining amounts, if any, may be used to pay for certain shareholder services and the distribution of Fund shares to investors, including payment of compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with its distributor.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $4,858,389 and $13,043,993, respectively, for the period ended December 31, 2010.

At December 31, 2010, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,851,095, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $861,055 and net appreciation for financial reporting purposes was $5,990,040. At

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

December 31, 2010, aggregate cost for financial reporting purposes was $40,609,343.

6.	Investment Concentration

The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign health care-related companies. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, the Fund is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting the health care sector. As of December 31, 2010, more than 25% of the Fund’s net assets were invested in issuers in the pharmaceuticals industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7.	Revolving Line of Credit

Effective December 8, 2010, the Munder Funds renewed a 364-day revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $50,000,000 or 25% of the Fund’s adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. Interest is payable on outstanding borrowings at the higher of (a) the federal funds rate plus 1.25% or (b) the overnight LIBOR rate plus 1.25%. Additionally, the line of credit includes a quarterly commitment fee equal to 0.15% per annum on the daily amount of the unused commitment, allocated among the participating Munder Funds on the basis of relative net assets. During the period ended December 31, 2010, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2010, total commitment fees for the Fund were $328.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2010, permanent differences resulting primarily from net operating losses and from expired carryforward losses that were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003 were reclassified at year end. The following reclassification had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated
Investment Income	Gain/(Loss)	Paid-In Capital

$471,712	$693,235	$(1,164,947)

At June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Unrealized
Carryover	Depreciation	Total

$(128,092,674)	$(221,408)	$(128,314,082)

The differences between book and tax distributable earnings were primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2010, the Fund had available for Federal income tax purposes, $128,092,674 of unused capital losses of which $83,018,757, $43,677,203, $517,453 and $879,261 expire in 2011, 2012, 2017 and 2018, respectively.

The Fund had expired capital loss carryforward during the year ended June 30, 2010 in the amount of $693,235.

10.	Subsequent Events

Management has reviewed subsequent events through the date these financial statements were issued, and determined that no events have occurred that require disclosure.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2010 (Unaudited) (continued)

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-800-468-6337. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-800-468-6337 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

[This Page is Intentionally Left Blank]

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

James V. FitzGerald, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer,
  and Chief Compliance Officer
David W. Rumph, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Francine S. Hayes, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
10 High Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1210

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, James V. Fitzgerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Fitzgerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ James V. Fitzgerald
James V. Fitzgerald
President and Principal Executive Officer

Date:	February 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. Fitzgerald
James V. Fitzgerald
President and Principal Executive Officer

Date:	February 28, 2011

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	February 28, 2011